Non-current Assets Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2019
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Non-current Assets Held for Sale and Discontinued Operations
NOTE 22. NON-CURRENT ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS

The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.19	12.31.18
Interest in Companies	—	638,063
Prisma Medios de Pago S.A.	—	638,063
Other Debt Securities	—	290,662
Financial Trust Crecere III, IV, V, VI, VII and VIII	—	290,662
Property, Plant and Equipment	39,008	6,599
Real Estate	39,008	6,599

Total	39,008	935,324

Prisma Medios de Pago S.A.:
In the previous fiscal year, the interest in Prisma Medios de Pago S.A. was classified as Assets Held for Sale, with a book value as of December 31,2018 amounting to Ps.638,063.
Under the framework of the divestment commitment assumed by Prisma Medios de Pago S.A. and its shareholders before the National Commission of Competence Defense, on February 1, 2019, the Group transferred 3,182,444 ordinary shares, representing 7.7007% capital stock of Prisma Medios de Pago S.A. in favor of AL ZENITH (Netherlands) B.V. (a related party of Advent International Global Private Equity).
The total price of the transaction amounted to USD 104,469 thousand, composed of USD 63,073 thousand received on transaction date and USD 41,396 thousand will be paid during the next 5 years.
Additionally, the Group has a put option related to Banco Galicia’s right to sell its interest in Prisma Medios de Pago S.A. to AL ZENITH (Netherlands) B.V., the exercise date being 34 months from the date of the transaction.
The Group´s remaining holding in Prisma Medios de Pago S.A. has been classified as Investment in equity securities and measured at fair value through profit or loss.